Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant accounting policies
Statement of compliance

Statement of compliance

The consolidated financial statements have been prepared in accordance with all applicable IFRS issued by the IASB. In addition, the consolidated financial statements include applicable disclosures required by the Rules Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited.

Basis of preparation

Basis of preparation

The consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments that are measured at fair value as explained in the accounting policies set out below. The consolidated financial statements are presented in US dollars and all values are rounded to the nearest thousand, except when otherwise indicated.

Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2, and measurements that have some similarities to fair value but are not fair value, such as net realizable value in IAS 2 or value in use in IAS 36.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;
•	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
•	Level 3 inputs are unobservable inputs for the asset or liability.

The principal accounting policies are set out below.

Basis of consolidation

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Group and entities (including structured entities) controlled by the Group. Control is achieved when the Group:

•	has power over the investee;
•	is exposed, or has rights, to variable returns from its involvement with the investee; and
•	has the ability to use its power to affect its returns.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

When the Group has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Group considers all relevant facts and circumstances in assessing whether or not the Group’s voting rights in an investee are sufficient to give it power, including:

•	the size of the Group’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders;
•	potential voting rights held by the Group, other vote holders or other parties;
•	rights arising from other contractual arrangements; and
•

any additional facts and circumstances that indicate that the Group has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Group gains control until the date when the Group ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non- controlling interests having a deficit balance.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

Changes in the Group's ownership interests in existing subsidiaries

Changes in the Group’s ownership interests in existing subsidiaries

Changes in the Group’s ownership interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

When the Group loses control of a subsidiary, a gain or loss is recognized in profit or loss and is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the previous carrying amount of the assets (including goodwill), and liabilities of the subsidiary and any non-controlling interests. All amounts previously recognized in other comprehensive income in relation to that subsidiary are accounted for as if the Group had directly disposed of the related assets or liabilities of the subsidiary (i.e. reclassified to profit or loss or transferred to another category of equity as specified/permitted by applicable IFRSs). The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IFRS 9, when applicable, the cost on initial recognition of an investment in an associate or a joint venture.

Separate principal statement

Separate principal statement

Investments in subsidiaries are accounted for at the equity method in accordance with IAS 27 and IAS 28. Under the equity method, the investments are initially recognized at cost and adjusted thereafter to recognize the group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the group’s share of movements in other comprehensive income of the investee in other comprehensive income. When the group’s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, the group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Investments in associates

Investments in associates

An associate is an entity over which the Group has significant influence and that is neither a subsidiary nor an interest in a joint venture. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

The results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting. Under the equity method, investments in associates are initially recognized in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Group’s share of the profit or loss and other comprehensive income of the associates. When the Group’s share of losses of an associate exceeds the Group’s interest in that associate (which includes any long-term interests that, in substance, form part of the Group’s net investment in the associate), the Group discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of that associate.

An investment in an associate is accounted for using the equity method from the date on which the investee becomes an associate. On acquisition of the investment in an associate, any excess of the cost of the investment over the Group’s share of the net fair value of the identifiable assets and liabilities of the investee is recognized as goodwill, which is included within the carrying amount of the investment. Any excess of the Group’s share of the net fair value of the identifiable assets and liabilities over the cost of the investment, after reassessment, is recognized immediately in profit or loss in the period in which the investment is acquired.

The requirements of IAS 28 are applied to determine whether it is necessary to recognize any impairment loss with respect to the Group’s investment in an associate. When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 Impairment of Assets as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs to sell) with its carrying amount. The difference between the recoverable amount and the carrying amount is recognized as impairment loss in the profit or loss. Any reversal of that impairment loss is recognized in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases.

The Group discontinues the use of the equity method from the date when the investment ceases to be an associate, or when the investment is classified as held-for-sale. When the Group retains an interest in the former associate and the retained interest is a financial asset, the Group measures the retained interest at fair value at that date and the fair value is regarded as its fair value on initial recognition in accordance with IFRS 9. The difference between the carrying amount of the associate at the date the equity method was discontinued, and the fair value of any retained interest and any proceeds from disposing of a part interest in the associate is included in the determination of the gain or loss on disposal of the associate. In addition, the Group accounts for all amounts previously recognized in other comprehensive income in relation to that associate on the same basis as would be required if that associate had directly disposed of the related assets or liabilities. Therefore, if a gain or loss previously recognized in other comprehensive income by that associate would be reclassified to profit or loss on the disposal of the related assets or liabilities, the Group reclassifies the gain or loss from equity to profit or loss (as a reclassification adjustment) when the equity method is discontinued.

When the Group reduces its ownership interest in an associate but the Group continues to use the equity method, the Group reclassifies to profit or loss the proportion of the gain or loss that had previously been recognized in other comprehensive income relating to that reduction in ownership interest if that gain or loss would be reclassified to profit or loss on the disposal of the related assets or liabilities.

When a group entity transacts with an associate of the Group, profits and losses resulting from the transactions with the associate are recognized in the Group’s consolidated financial statements only to the extent of interests in the associate that are not related to the Group. Unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of associates have been changed where necessary to ensure consistency with the policies adopted by the Group.

In accordance with IAS 28, when the financial statements of an associate used in applying the equity method are prepared as of a different reporting date from that of the Group, adjustments are made by the Group for the effects of significant transactions or events. In no circumstances can the difference between the reporting date of the associate and that of the Group be more than three months and the length of the reporting periods and any difference in the reporting dates are the same from period to period.

Investments in joint ventures

Investments in joint ventures

The Group has applied IFRS 11 to all joint arrangements. Under IFRS 11 investments in joint arrangements are classified as either joint operations or joint ventures depending on the contractual rights and obligations each investor. The Group has assessed the nature of its joint arrangements and determined them to be joint ventures. Joint ventures are accounted for using the equity method.

Under the equity method of accounting, interests in joint ventures are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the post-acquisition profits or losses and movements in other comprehensive income. The Group’s investments in joint ventures include goodwill identified on acquisition. Upon the acquisition of the ownership interest in a joint venture, any difference between the cost of the joint venture and the Group’s share of the net fair value of the joint venture’s identifiable assets and liabilities is accounted for as goodwill. When the Group’s share of losses in a joint venture equals or exceeds its interests in the joint ventures (which includes any long-term interests that, in substance, form part of the Group’s net investment in the joint ventures), the Group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the joint ventures.

Unrealized gains on transactions between the Group and its joint ventures are eliminated to the extent of the Group’s interest in the joint ventures. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of the joint ventures have been changed where necessary to ensure consistency with the policies adopted by the Group.

Non-current assets held-for-sale

Non-current assets held-for-sale

Non-current assets and disposal groups are classified as held-for-sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the non-current asset (or disposal group) is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

Non-current assets (and disposal groups) classified as held-for-sale are measured at the lower of their previous carrying amount and fair value less costs of disposal.

Revenue recognition

Revenue recognition

Revenue is measured at the fair value of the consideration received or receivable. Revenue is reduced for estimated customer returns, rebates and other similar allowances.

Sale of goods

The Group manufactures semiconductor wafers for its customers based on the customers’ designs and specifications pursuant to manufacturing agreements and/or purchase orders. The Group also sells certain semiconductor standard products to customers.

Revenues are recognized when, or as, the control of the goods or services is transferred to the customer. Depending on the terms of the contract and the laws applicable, control of the goods and services may be transferred over time or at a point in time. Control of the goods and services is transferred over time if the Group’s performance:

•	provides all of the benefits received and consumed simultaneously by the customer;
•	creates and enhances an asset that the customer controls as the Group performs; or
•	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

Contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates revenue to each performance obligation based on its relative standalone selling price. The Group generally determines standalone selling prices based on the prices charged to customers. If the standalone selling price is not directly observable, it is estimated using expected cost plus a margin or adjusted market assessment approach, depending on the availability of observable information. Assumptions and estimations have been made in estimating the relative selling price of each distinct performance obligation, and changes in judgements on these assumptions and estimates may impact the revenue recognition.

When either party to a contract has performed, the Group presents the contract in the statement of financial position as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.

A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer.

Incremental costs incurred to obtain a contract, if recoverable, are capitalized and presented as contract assets and subsequently amortized when the related revenue is recognized.

If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents the contract as a contract liability when the payment is made or the a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.

Customers have the right of return within one year pursuant to warranty provisions. The Group typically performs tests of its products prior to shipment to identify yield rate per wafer. Occasionally, product tests performed after shipment identify yields below the level agreed with the customer. In those circumstances, the customer arrangement may provide for a reduction to the price paid by the customer or for the costs to return products and to ship replacement products to the customer. The Group estimates the amount of sales returns and the cost of replacement products based on the historical trend of returns and warranty replacements relative to sales as well as a consideration of any current information regarding specific known product defects at customers that may exceed historical trends.

Transfer of intellectual property

The group transferred certain pieces of intellectual property to customers. If the license to a customer is to provide the customer a right to access the Group’s intellectual property as it exists throughout the license period, revenues from licensing are recognized when the control of the license is transferred to the customer. If the license to a customer is to provide the customer a right to use the Group’s intellectual property as it exists at the point in time at which the license is granted, revenues from licensing are recognized as the control of the technology license is transferred to the customer.

Gain on sale of real estate property

Gain on sale of real estate property

Gain from sales of real estate property is recognized when all the following conditions are satisfied: 1) sales contract executed, 2) full payment collected, or down payment collected and non-cancellable mortgage contract is executed with borrowing institution, 3) the legal title has passed to the buyers, 4) and the control over the property has been transferred to the buyers.

Interest income

Interest income

Interest income from a financial asset is recognized when it is probable that the economic benefits will flow to the Group and the amount of income can be measured reliably. Interest income is accrued on a time basis, by reference to the principal outstanding and at the effective interest rate applicable.

Foreign currencies

Foreign currencies

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in Untied States dollar (“US dollar”), which is the Company’s functional and the Group’s presentation currency.

In preparing the financial statements of each individual group entity transactions in currencies other than the entity’s functional currency (foreign currencies) are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Exchange differences on monetary items are recognized in profit or loss in the period in which they arise.

For the purposes of presenting consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated into United States dollars using exchange rates prevailing at the end of each reporting period. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the dates of the transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity (attributed to non-controlling interests as appropriate).

On the disposal of a foreign operation (i.e. a disposal of the Group’s entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation, or a disposal involving loss of significant influence over an associate that includes a foreign operation), all of the exchange differences accumulated in equity in respect of that operation attributable to the owners of the Company are reclassified to profit or loss.

Borrowing costs

Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.

Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.

All other borrowing costs are recognized in profit or loss in the period in which they are incurred.

Government funding

Government funding

Government funding relating to property, plant and equipment, whose primary condition is that the Group should purchase, construct or otherwise acquire non-current assets, are recognized as deferred income in the consolidated statement of financial position and transferred to profit or loss on a systematic and rational basis over the useful lives of the related assets.

Government funding that is receivable as compensation for expenses or losses already incurred is recorded as a liability upon receipt and recognized as reduction of expenses or losses until the requirements (if any) specified in the terms of the funding have been reached.

Retirement benefits

Retirement benefits

The Group’s local Chinese employees are entitled to a retirement benefit based on their salary and their length of service in accordance with a state- managed pension plan. The PRC government is responsible for the pension liability to these retired staff. The Group is required to make contributions to the state- managed retirement plan at a rate equal to 19.0% to 20.0% (the standard in Shenzhen site ranges from 13% to 14% according to Shenzhen government regulation) of the monthly basic salary of current employees. The Group has no further payment obligations once the contributions have been paid. The costs are recognized in profit or loss when incurred.

Besides, LFoundry S.r.l. (“LFoundry”, the Company’s majority-owned subsidiary in Avezzano, Italy) employees are entitled to a  retirement plan and a defined benefit plan. The liability recognized in the consolidated statement of financial position in respect of defined benefit plans is the present value of the defined benefit obligation at the end of the reporting period. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related defined benefit obligation.

Share-based payment arrangements

Share-based payment arrangements

Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date.

The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity. At the end of each reporting period, the Group revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the equity-settled employee benefits reserve. When share options are exercised, the amount previously recognized in the reserve will be transferred to share premium.

Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the entity obtains the goods or the counterparty renders the service.

Taxation

Taxation

Income tax expense represents the sum of the tax currently payable and deferred tax.

Current tax

The tax currently payable is based on taxable profit for the year. Taxable profit differs from profit before tax as reported in the consolidated statements of profit or loss and other comprehensive income because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition other than in a business combination of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax liabilities and assets are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset is realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment held for use in the production or supply of goods or services, or for administrative purposes, are stated in the consolidated statement of financial position at their costs, less any subsequent accumulated depreciation and subsequent accumulated impairment losses. Such cost includes the cost of replacing part of the property, plant and equipment and borrowing costs for long-term construction projects if the recognition criteria are met.

The Group constructs certain of its plant and equipment. In addition to costs under the construction contracts, external costs that are directly related to the construction and acquisition of such plant and equipment are capitalized. Depreciation is recorded at the time assets are ready for their intended use. Such properties are classified to the appropriate categories of property, plant and equipment when completed and ready for intended use. Depreciation of these assets, on the same basis as other property assets, commences when the assets are ready for their intended use.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are charged to the profit or loss during the financial period in which they are incurred.

An item at property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

Depreciation is recognized so as to write off the cost of items of property, plant and equipment other than properties under construction over their estimated useful lives, using the straight-line method. The estimated useful lives and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

The following useful lives are used in the calculation of depreciation.

Buildings	25 years
Plant and equipment	5–10 years
Office equipment	3–5 years
Leasehold equipment under finance leases	Over the lease terms

Land use right

Land use right

Land use rights, which are all located in the PRC, are recorded at cost and are charged to profit or loss ratably over the term of the land use agreements which range from 50 to 70 years.

Intangible assets

Intangible assets

Acquired intangible assets which consists primarily of technology, licenses and patents, are carried at cost less accumulated amortization and any accumulated impairment loss. Amortization is computed using the straight-line method over the expected useful lives of the assets of three to ten years. The estimated useful life and amortization method are reviewed at the end of each reporting period, with effect of any changes in estimate being accounted for on a prospective basis.

Business combinations

Business combinations

Business combinations are accounted for using the acquisition method. The consideration transferred is measured at the acquisition date fair value which is the sum of the acquisition date fair values of assets transferred by the Group, liabilities assumed by the Group to the former owners of the acquiree and the equity interests issued by the Group in exchange for control of the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree that are present ownership interests and entitle their holders to a proportionate share of net assets in the event of liquidation at fair value or at the proportionate share of the acquiree’s identifiable net assets. All other components of non-controlling interests are measured at fair value. Acquisition-related costs are expensed as incurred.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts of the acquiree.

Any contingent consideration to be transferred by the acquirer is recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability is measured at fair value with changes in fair value recognized in profit or loss. Contingent consideration that is classified as equity is not remeasured and subsequent settlement is accounted for within equity.

Goodwill

Goodwill

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred, the amount recognized for non-controlling interests and any fair value of the Group’s previously held equity interests in the acquiree over the identifiable net assets acquired and liabilities assumed. If the sum of this consideration and other items is lower than the fair value of the net assets acquired, the difference is, after reassessment, recognized in profit or loss as a gain on bargain purchase.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. The Group performs its annual impairment test of goodwill as at December 31. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units, or groups of cash- generating units, that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the Group are assigned to those units or groups of units.

Impairment is determined by assessing the recoverable amount of the cash-generating unit (“CGU”)  to which the goodwill relates. Where the recoverable amount of the CGU is less than the carrying amount, an impairment loss is recognized. An impairment loss recognized for goodwill is not reversed in a subsequent period.

Where goodwill has been allocated to a CGU and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on the disposal. Goodwill disposed of in these circumstances is measured based on the relative value of the operation disposed of and the portion of the CGU retained.

Impairment of tangible and intangible assets other than goodwill

Impairment of tangible and intangible assets other than goodwill

At the end of each reporting period, the Group reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). When it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash- generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest group of cash- generating units for which a reasonable and consistent allocation basis can be identified.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.

When an impairment loss subsequently reverses, the carrying amount of the asset (or a CGU) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years. A reversal of an impairment loss is recognized as income.

Leases

Leases

Leases that transfer substantially all the rewards and risks of ownership of assets to the Group, other than legal title, are accounted for as finance leases. At the inception of a finance lease, the cost of the leased asset is capitalized at the present value of the minimum lease payments and recorded together with the obligation, excluding the interest element, to reflect the purchase and financing. Assets held under capitalized finance leases are included in property, plant and equipment, and depreciated over the shorter of the lease terms and the estimated useful lives of the assets. The finance costs of such leases are charged to the statement of profit or loss and other comprehensive income so as to provide a constant periodic rate of charge over the lease terms.

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Where the Group is the lessee, rentals payable under operating leases net of any incentives received from the lessor are charged to the statement of profit or loss and other comprehensive income on the straight-line basis over the lease terms.

Cash and cash equivalents

Cash and cash equivalents

Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and are subjected to an insignificant risk of changes in value, with original maturities of three months or less.

Restricted cash

Restricted cash

Restricted cash consists of bank deposits pledged against letters of credit, short-term and long-term credit facilities, and unused government funding for certain research and development projects. Changes of restricted cash pledged against letter of credit, short-term and long-term credit facilities and changes of restricted cash paid for property, plant and equipment are presented as investing activity in consolidated statements of cash flows. Changes of restricted cash of unused government funding for expensed research and development activities are presented as operating activity in consolidated statements of cash flows.

Inventories

Inventories

Inventories are stated at the lower of cost and net realizable value. Costs of inventories are determined on a weighted average basis. Net realizable value represents the estimated selling price for inventories less all estimated costs of completion and costs necessary to make the sale.

Provisions

Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material).

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Investments and other financial assets

Investments and other financial assets

Classification

From January 1, 2018 the Group classifies its financial assets in the following measurement categories:

•	those to be measured subsequently at fair value (through profit or loss), and
•	those to be measured at amortized cost.

Measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at FVPL, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.

Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

Debt instruments

Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. There are three below measurement categories and the Group recognizes its debt instruments as amortized cost and FVPL only:

•

Amortized cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in other gains or losses, together with foreign exchange gains and losses. Impairment losses are presented as separate line item in the statement of profit or loss.

•

FVPL: Assets that do not meet the criteria for amortized cost or fair value through other comprehensive income are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at FVPL is recognized in profit or loss and presented net within other gains or losses in the period in which it arises.

•

FVOCI: Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through other comprehensive income (“OCI”), except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss and recognized in other gains/(losses). Interest income from these financial assets is included in finance income using the effective interest rate method. Foreign exchange gains and losses are presented in other gains/(losses) and impairment expenses are presented as separate line item in the statement of profit or loss.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of the group after deducting all of its liabilities. Equity instruments issued by the Group are recognized at the proceeds received, net of direct issue costs. The Group subsequently measures all equity investments at fair value. Changes in the fair value of financial assets at FVPL are recognized in other gains or losses in the statement of profit or loss as applicable.

Impairment

From January 1, 2018, the Group assesses on a forward looking basis the expected credit losses associated with its debt instruments carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

For trade receivables, the Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.

Derivatives and hedging

The Group has made the accounting policy choice to continue applying hedge accounting under IAS 39.

Accounting policies applied until December 31, 2017

The Group has applied IFRS 9 retrospectively, but has elected not to restate comparative information. As a result, the comparative information provided continues to be accounted for in accordance with the group’s previous accounting policy.

Classification

Until December 31, 2017 the group classifies its financial assets in the following categories:

•	financial assets at fair value through profit or loss,
•	loans and receivables, and
•	available-for-sale financial assets.

The classification determined on the purpose for which the investments were acquired. Management determined the classification of its investments at initial recognition and, in the case of assets classified as held-to-maturity, re-evaluated this designation at the end of each reporting period.

Subsequent measurement

The measurement at initial recognition did not change an adoption of IFRS 9.

Subsequent to the initial, recognition loans and receivables were subsequently carried at amortized cost using the effective interest method.

Available-for-sale financial assets and financial assets at FVPL were subsequently carried at fair value. Gains or losses arising from changes in the fair value are recognized as follows:

•	for ‘financial assets at FVPL’ – in profit or loss within other gains/(loss)
•

for available-for-sale financial assets that are monetary securities denominated in a foreign currency – translation differences related to changes in the amortized cost of the security were recognized in profit or loss and other changes in the carrying amount were recognized in other comprehensive income

•	for other monetary and non-monetary securities classified as available-for-sale – in other comprehensive income.

When securities classified as available-for-sale were sold, the accumulated fair value adjustments recognized in other comprehensive income were reclassified to profit or loss as gains and other losses from investment securities.

Impairment

The Group assessed at the end of each reporting period whether there was objective evidence that a financial asset or Group of financial assets was impaired. A financial asset or a Group of financial assets was impaired and impairment losses were incurred only if there was objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a ‘loss event’) and that loss event (or events) had an impact on the estimated future cash flows of the financial asset or group of financial assets that could be reliably estimated. In the case of equity investments classified as available-for-sale, a significant or prolonged decline in the fair value of the security below its cost was considered an indicator that the assets are impaired.

Assets carried at amortized cost

For loans and receivables, the amount of the loss was measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that had not been incurred) discounted at the financial asset’s original effective interest rate. The carrying amount of the asset was reduced and the amount of the loss was recognized in profit or loss. If a loan or held-to-maturity investment had a variable interest rate, the discount rate for measuring any impairment loss was the current effective interest rate determined under the contract. As a practical expedient, the group could measure impairment on the basis of an instrument’s fair value using an observable market price.

If, in a subsequent period, the amount of the impairment loss decreased and the decrease could be related objectively to an event occurring after the impairment was recognized (such as an improvement in the debtor’s credit rating), the reversal of the previously recognized impairment loss was recognized in profit or loss.

Assets classified as available-for-sale

If there was objective evidence of impairment for available-for-sale financial assets, the cumulative loss – measured as the difference between the acquisition cost and the current fair value, less any impairment loss on that financial asset previously recognized in profit or loss – was removed from equity and recognized in profit or loss.

Impairment losses on equity instruments that were recognized in profit or were not reversed through profit or loss in a subsequent period.

If the fair value of a debt instrument classified as available-for-sale increased in a subsequent period and the increase could be objectively related to an event occurring after the impairment loss was recognized in profit or loss, the impairment loss was reversed through profit or loss.

Convertible bonds

Convertible bonds

The component parts of the convertible bonds issued by the Group are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. Conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Group’s own equity instruments is an equity instrument.

At the date of issue, the fair value of the liability component is estimated using the prevailing market interest rate for similar non-convertible instruments. This amount is recorded as a liability on an amortized cost basis using the effective interest method until extinguished upon conversion or at the instrument’s maturity date.

The conversion option classified as equity is determined by deducting the amount of the liability component from the fair value of the compound instrument as a whole. This is recognized and included in equity, net of income tax effects, and is not subsequently remeasured. In addition, the conversion option classified as equity will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share premium. Where the conversion option remains unexercised at the maturity date of the convertible note, the balance recognized in equity will be transferred to retained earnings. No gain or loss is recognized in profit or loss upon conversion or expiration of the conversion option.

The Group assesses if the embedded derivatives in respect of the early redemption features are deemed to be clearly and closely related to the host debt contract. Embedded derivatives need not be separated if they are regarded as closely related to its host contract. If they are not, they would be separately accounted for.

Transaction costs that relate to the issue of the convertible bonds are allocated to the liability and equity components in proportion to the allocation of the gross proceeds. Transaction costs relating to the equity component are charged directly to equity. Transaction costs relating to the liability component are included in the carrying amount of the liability portion and amortized over the period of the convertible bonds using the effective interest method.

Financial liabilities

Financial liabilities

Financial liabilities are classified as either financial liabilities ‘at FVTPL’ or ‘other financial liabilities’.

Financial liabilities at FVTPL

Financial liabilities are classified as at FVTPL (including foreign currency forward contracts and cross currency swap contracts and contingent consideration) when the financial liability is held for trading.

Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on remeasurement recognized in profit or loss. The net gain or loss recognized in profit or loss incorporates any interest paid on the financial liability and is included in the ‘other gains and losses’ line item.

Other financial liabilities

Other financial liabilities (including borrowings, trade and other payables, long-term payables, long-term financial liabilities, short-term and medium-term notes and bonds payable) are subsequently measured at amortized cost using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability or (where appropriate) shorter period, to the net carrying amount on initial recognition.

Derecognition of financial liabilities

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Derivative financial instruments and hedging accounting

Derivative financial instruments and hedging accounting

The Group enters into a variety of derivative financial instruments to manage its exposure to interest rate and foreign exchange rate risks, including foreign exchange forward contracts and cross currency swap contracts. Further details of derivative financial instruments are disclosed in Note 21 and Note 38.

Derivatives are initially recognized at fair value at the date the derivative contracts are entered into and are subsequently remeasured to their fair value at the end of each reporting period. The resulting gain or loss is recognized in profit or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedge relationship.

Any gains or losses arising from changes in fair value of derivatives are taken directly to the statement of profit or loss, except for the effective portion of cash flow hedges of the gain or loss on cash flow hedges.

The effective portion of the gain or loss on the cash flow hedges is recognized directly in other comprehensive income in the hedging reserve, while any ineffective portion is recognized immediately in the statement of profit or loss.

Amounts recognized in other comprehensive income are transferred to the statement of profit or loss when the hedged transaction affects profit or loss, such as when hedged financial income or financial expense is recognized or when a forecast sale occurs. Where the hedged item is the cost of a non- financial asset or nonfinancial liability, the amounts recognized in other comprehensive income are transferred to the initial carrying amount of the non-financial asset or non-financial liability.

If the hedging instrument expires or is sold, terminated or exercised without replacement or rollover (as part of the hedging strategy), or if its designation as a hedge is revoked, or when the hedge no longer meets the criteria for hedge accounting, the amounts previously recognized in other comprehensive income remain in other comprehensive income until the forecast transaction occurs or the foreign currency firm commitment is met.